Vanguard Ultra-Short-Term Bond Fund
Supplement Dated January 31, 2023, to the Prospectus and Summary Prospectus Dated May 31, 2022
Important Changes to Vanguard Ultra-Short-Term Bond Fund (the Fund)
Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Fund.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.

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Vanguard Marketing Corporation, Distributor.PS 1492A 012023